Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 9. Debt

Line of Credit

We have a $450.0 million unsecured revolving line of credit with various lenders that matures in December 2014, but may be extended by one year at our option, subject to the conditions provided in the credit agreement. At our election, the principal amount available under the line of credit may be increased by up to an additional $125.0 million, subject to the conditions provided in the credit facility agreement. The line of credit also permits (i) up to $150.0 million be borrowed in certain currencies other than the U.S. dollars, (ii) swing line loans of up to $35.0 million, and (iii) the issuance of letters of credit in an aggregate amount not to exceed $50.0 million. At March 31, 2012, the outstanding balance on this line of credit was $248.2 million with an annual interest rate consisting of LIBOR plus 1.75%. In addition, as of March 31, 2012, our lenders had issued letters of credit totaling $6.8 million on our behalf in connection with certain contractual obligations. At March 31, 2012, the line of credit had unused capacity of $183.6 million, reflecting outstanding letters of credit, which reduce amounts that may be drawn. The line of credit is expected to be utilized primarily for potential new investments, repayment of existing debt and general corporate purposes. Additionally, we have obtained a commitment for a $175.0 million term loan as part of our credit facility to fund the cash portion of the consideration in the Proposed Merger (Note 3).

The credit agreement stipulates six financial covenants that require us to maintain ratios and benchmarks at the end of each quarter. We were in compliance with these covenants at March 31, 2012.

Non-Recourse and Limited-Recourse Debt

Non-recourse debt consists of mortgage notes payable, which are collateralized by the assignment of real property, and direct financing leases, with an aggregate carrying value of $456.8 million at March 31, 2012. Our mortgage notes payable had fixed annual interest rates ranging from 3.1% to 7.8% and variable effective annual interest rates ranging from 2.0% to 7.3% with maturity dates ranging from 2012 to 2025 at March 31, 2012.

Scheduled Debt Principal Payments

Scheduled debt principal payments during each of the next five calendar years following March 31, 2012 and thereafter are as follows (in thousands):

Years Ending December 31,	Total
2012 (remainder)	$35,206
2013	9,193
2014 (a)	261,146
2015	49,315
2016	58,433
Thereafter through 2025	190,588
603,881
Unamortized discount	(999)
Total	$602,882

__________

  Includes $248.2 million outstanding under our $450.0 million line of credit at March 31, 2012, which is scheduled to mature in 2014 unless extended pursuant to its terms.

Certain amounts in the table above are based on the applicable foreign currency exchange rate at March 31, 2012.

Note 11. Debt

Line of Credit

At December 31, 2010, we had a $250.0 million unsecured revolving line of credit that was scheduled to mature in June 2012. On May 2, 2011, we obtained a $30.0 million secured revolving line of credit from Bank of America that was coterminous with the unsecured line of credit, expiring in June 2012. In December 2011, we terminated the secured and unsecured lines of credit. We entered into a new unsecured revolving line of credit in order to extend the maturity and to provide for additional commitments as described below and accounted for this transaction as a modification of the original loan and capitalized the related financing costs totaling $6.7 million, which will be amortized to interest expense over the remaining term of the credit facility. The previous unsecured revolving line of credit had an outstanding balance of $233.2 million, which we rolled over to the new unsecured line of credit. The secured line of credit had no outstanding balance on the date of termination.

The new line of credit provides for an aggregate principal amount of up to $450.0 million that matures in December 2014, but may be extended by one year at our option, subject to the conditions provided in the credit agreement. At our election, the principal amount available under the new line of credit may be increased by up to an additional $125.0 million, subject to the conditions provided in the credit facility agreement. The new line of credit also permits (i) up to $150.0 million under the line of credit to be borrowed in certain currencies other than the U.S. dollars, (ii) swing line loans of up to $35.0 million under the line of credit, and (iii) the issuance of letters of credit under the line of credit in an aggregate amount not to exceed $50.0 million.

The new line of credit provides for an annual interest rate, at our election, of either (i) the Eurocurrency Rate or (ii) the Base Rate, in each case plus the Applicable Rate (each as defined in the credit agreement). Prior to us obtaining an Investment Grade Debt Rating (as defined in the credit agreement), the Applicable Rate on Eurocurrency Rate loans and letters of credit ranges from 1.75% to 2.50% and the Applicable Rate on Base Rate loans ranges from 0.75% to 1.50%. After an Investment Grade Debt Rating has been obtained, the Applicable Rate on Eurocurrency Rate loans and letters of credit ranges from 1.10% to 2.00% and the Applicable Rate on Base Rate loans ranges from 0.10% to 1.00%. Swing line loans will bear interest at the Base Rate plus the Applicable Rate then in effect. In addition, prior to obtaining an Investment Grade Debt Rating, we pay a quarterly fee ranging from 0.3% to 0.4% of the unused portion of the line of credit, depending on our leverage ratio. After an Investment Grade Debt Rating has been obtained, we will pay a facility fee ranging from 0.2% to 0.4% of the total commitment. At December 31, 2011, the outstanding balance on this line of credit was $233.2 million with an annual interest rate consisting of a Base Rate of 3.5% plus 0.5%. On January 2, 2012, we converted the interest rate to a Eurocurrency Rate, which is equal to LIBOR of 0.30% plus 1.75%. In addition, as of December 31, 2011, our lenders had issued letters of credit totaling $6.8 million on our behalf in connection with certain contractual obligations. At December 31, 2011, the line of credit had unused capacity of $210.0 million, reflecting outstanding letters of credit, which reduce amounts that may be drawn. The line of credit is expected to be utilized primarily for potential new investments, repayment of existing debt and general corporate purposes.

The line of credit requires us to ensure that the total Restricted Payments (as defined in the credit agreement) made in the current quarter, when added to the total for the three preceding fiscal quarters, does not exceed 90% of Adjusted Total EBITDA (as defined in the credit agreement), for the four preceding fiscal quarters. Restricted Payments include quarterly dividends and the total amount of shares repurchased by us, if any, in excess of $10.0 million per year. In addition to placing limitations on dividend distributions and share repurchases, the credit agreement stipulates six financial covenants that require us to maintain the following ratios and benchmarks at the end of each quarter (the quoted variables are specifically defined in the credit facility agreement):

(i)       a “maximum leverage” ratio, which requires us to maintain a ratio for “total outstanding indebtedness” to “total value” of 60% or less;

(ii)       a “maximum secured debt” ratio, which requires us to maintain a ratio for “total secured outstanding indebtedness” (inclusive of permitted “indebtedness of subsidiaries”) to “total value” of 40% or less;

(iii)       a “minimum combined equity value,” which requires us to maintain a “total value” less “total outstanding indebtedness” of at least $850.0 million. This amount must be adjusted in the event of any securities offering by adding 80% of the “fair market value of all net offering proceeds;”

(iv)       a “minimum fixed charge coverage ratio,” which requires us to maintain a ratio for “adjusted total EBITDA” to “fixed charges” of 1.40 to 1.00;

(v)       a “minimum unsecured interest coverage ratio,” which requires us to maintain a ratio of “unencumbered property NOI plus unencumbered management EBITDA” to “interest expense on total unsecured outstanding indebtedness of 2.00 to 1.00; and

(vi)       a limitation on “recourse indebtedness,” which prohibits us from incurring additional secured indebtedness other than “non-recourse indebtedness” or indebtedness that is recourse to us that exceeds $75.0 million or 5% of the “total value,” whichever is greater.

We were in compliance with these covenants at December 31, 2011.

Non-Recourse and Limited-Recourse Debt

Non-recourse and limited-recourse debt consists of mortgage notes payable, which are collateralized by the assignment of real property, and direct financing leases, with an aggregate carrying value of $458.6 million at December 31, 2011. Our mortgage notes payable had fixed annual interest rates ranging from 3.1% to 7.8% and variable annual interest rates ranging from 2.8% to 7.3% with maturity dates ranging from 2012 to 2025 at December 31, 2011.

2011 — In connection with our acquisition of three properties from CPA®:14 in May 2011 as part of the CPA®:14 Asset Sales (Note 4), we assumed two non-recourse mortgages with an aggregate fair value of $87.6 million (and a carrying value of $88.7 million) on the date of acquisition and recorded a net fair market value adjustment of $1.1 million. The fair market value adjustment will be amortized to interest expense over the remaining lives of the loans. These mortgages have a weighted-average annual fixed interest rate and remaining term of 5.8% and 8.3 years, respectively.

During the year ended December 31, 2011, we refinanced two maturing non-recourse mortgages totaling $10.5 million with new financing totaling $11.9 million and obtained new financing on two unencumbered properties totalling $29.0 million, of which $24.0 million was limited-recourse. These mortgage loans have a weighted-average annual interest rate and term of 5.1% and 10.4 years, respectively. Additionally, during the year ended December 31, 2011, the Carey Storage Venture borrowed a total of $4.6 million, inclusive of amounts attributable to the Investor's interest of $2.8 million, with a weighted-average annual interest rate and term of 6.7% and 8.2 years, respectively.

2010 — In connection with an acquisition in February 2010, we obtained non-recourse mortgage financing of $35.0 million at an annual interest rate of LIBOR plus 2.5% that has been fixed at 5.5% through the use of an interest rate swap. This financing has a term of 10 years.

In connection with their acquisitions in 2010, the Carey Storage Venture and an entity 100% owned by Carey Storage obtained new non-recourse mortgage financing and assumed existing mortgage loans from the sellers totaling $17.1 million, inclusive of amounts attributable to the Investor's interest of $8.2 million. The mortgage loans have a weighted-average annual fixed interest rate and term of 6.3% and 8.5 years, respectively.

2009 — In 2009, the Carey Storage Venture repaid in full the $35.0 million outstanding balance on its secured credit facility at a discount for $28.0 million, terminated the facility, and recognized a gain of $7.0 million on the repayment of this debt, inclusive of the Investor's interest of $4.2 million. The debt repayment was financed with a portion of the proceeds from the exchange of the 60% interest and non-recourse debt with a new lender totaling $25.0 million at an annual fixed interest rate of 7% and term of 10 years with a rate reset after five years. The gain recognized on the debt repayment and the Investor's interest in this gain are both reflected in Other income and (expenses) in the consolidated financial statements.

Scheduled Debt Principal Payments

Scheduled debt principal payments during each of the next five calendar years following December 31, 2011 and thereafter are as follows (in thousands):

Years Ending December 31,	Total
2012	$37,518
2013	9,131
2014 (a)	246,081
2015	49,160
2016	58,167
Thereafter through 2025	190,357
590,414
Fair market value adjustments	(1,045)
Total	$589,369

___________

  Includes $233.2 million outstanding under our new unsecured line of credit at December 31, 2011, which is scheduled to mature in 2014 unless extended pursuant to its terms.

Certain amounts in the table above are based on the applicable foreign currency exchange rate at December 31, 2011.